STATUTORY SURPLUS RESERVES AND RESTRICTED NET ASSETS (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Statutory Surplus Reserves And Restricted Net Assets
Statutory reserve	$ 2,662,115	$ 2,662,115
Statutory reserves		$ 3,704,056	¥ 26,024,443	$ 3,822,201	¥ 26,836,647